SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

FS VARIABLE SEPARATE ACCOUNT

Polaris Advantage II Variable Annuity

Effective on or about October 22, 2018, the following Underlying Fund of the Anchor Series Trust (“AST”) has been renamed as indicated below.

Former Underlying Fund Name	New Underlying Fund Name	Managed By	Trust
SA Edge Asset Allocation	SA PGI Asset Allocation	Principal Global Investors, LLC	AST

Effective on October 22, 2018, the following Target Underlying Funds have been reorganized and merged into the Acquiring Underlying Funds as indicated below.

Target Underlying Fund	Acquiring Underlying Fund	Managed By	Trust
SA Boston Company Capital Growth	SA AB Growth	AllianceBernstein L.P.	SAST
SA Wellington Growth
SA Wellington Natural Resources
SA WellsCap Fundamental Growth
SA MFS Telecom Utility	SA Legg Mason BW Large Cap Value	Brandywine Global Investment Management, LLC	SAST

The investment requirements for the following living benefits have been amended to reflect the changes as a result of the fund name changes and fund mergers described above.

SUNAMERICA INCOME PLUS or SUNAMERICA INCOME BUILDER living benefit

The following replaces the investment requirements if you elected optional SunAmerica Income Plus Income Option 1, 2 or 3 and SunAmerica Income Builder living benefit, you must allocate your assets in accordance with one of three ways:

I	20% Secure Value Account	40% SA VCP Dynamic Allocation; and 40% SA VCP Dynamic Strategy
II	20% Secure Value Account	30% SA VCP Dynamic Allocation 30% SA VCP Dynamic Strategy 6% American Funds VCP Managed Allocation 7% SA Invesco VCP Equity-Income 7% SA PIMCO VCP Tactical Balanced
III	20% Secure Value Account

Up to 80% in one or more of the following Variable Portfolios, except as otherwise noted:

SA American Funds VCP Managed Allocation*

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA Invesco VCP Equity-Income*

SA JPMorgan MFS Core Bond

SA PIMCO VCP Tactical Balanced*

SA VCP Dynamic Allocation

SA VCP Dynamic Strategy

SA Wellington Government and Quality Bond SA Wellington Real Return

*You may invest up to a maximum of 10% in each of these Variable Portfolios.

If you elect the SunAmerica Income Plus Income Option with Custom Allocation, you must allocate your assets in accordance with one of three Check the Box Options or the Build-Your-Own Option:

Custom Allocation –

After investing 10% in the Secure Value Account, the remaining 90% of Purchase Payments can be invested in accordance with Check the Box Option 1, 2 or 3 or the Build-Your-Own Option:

Check-the- Box Option 1	Invest in one of three available Allocations: Allocation 1, Allocation 2 or Allocation 3: or Invest in one of three available 50%-50% Combinations: Combination 1, Combination 2 or Combination 3
	50%-50% Combination	50% Allocation to:	50% Allocation to:
	1	Allocation 1*	SA Allocation Balanced
	2	Allocation 2*	SA Allocation Moderate
	3	Allocation 3*	SA Allocation Moderate Growth
*Please refer to Allocation listed at the end of this supplement.
Check-the- Box Option 2

 Invest in one or more of the following balanced Variable Portfolios:

 Franklin Income VIP Fund

 SA Allocation Balanced

 SA Allocation Moderate

 SA Allocation Moderate Growth

 SA American Funds Asset Allocation

 SA JPMorgan Diversified Balanced

 SA MFS Total Return

 SA PGI Asset Allocation

 SA VCP Dynamic Allocation

 SA VCP Dynamic Strategy

Check-the- Box Option 3	Invest in the SA DFA Ultra Short Bond

If you choose the Build-Your-Own Option, after investing 10% in the Secure Value Account, the remaining 90% of Purchase payments can be invested among the Variable Portfolios and available Fixed Accounts, as follows:

Flexible Allocation – Build-Your-Own Option

Investment Group	Flexible Allocation	Variable Portfolios and/or DCA Fixed Accounts
A. Bond, Cash and Fixed Accounts	Minimum 20% Maximum 90%

SA DFA Ultra Short Bond

SA Federated Corporate Bond

SA Goldman Sachs Global Bond

SA JPMorgan MFS Core Bond

SA Wellington Government and Quality Bond

SA Wellington Real Return

Fixed Accounts

1-Year Fixed (if available)

B. Equity*	Minimum 0% Maximum 70%

Franklin Founding Funds Allocation VIP Fund

Franklin Income VIP Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Comstock Fund

Invesco V.I. Growth and Income Fund

Lord Abbett Growth and Income

SA AB Growth

SA AB Small & Mid Cap Value

SA Allocation Balanced

SA Allocation Growth

SA Allocation Moderate

SA Allocation Moderate Growth

SA American Funds Asset Allocation

SA American Funds Global Growth

SA American Funds Growth

SA American Funds Growth-Income

SA Dogs of Wall Street

SA Janus Focused Growth

SA JPMorgan Diversified Balanced

SA JPMorgan Equity –Income

SA JPMorgan Global Equities

SA Legg Mason BW Large Cap Value

SA MFS Blue Chip Growth

SA MFS Massachusetts Investors Trust

SA MFS Total Return

SA Morgan Stanley International Equities

SA Oppenheimer Main Street Large Cap

SA PGI Asset Allocation

SA PineBridge High-Yield Bond

SA Putnam International Growth and Income

SA Templeton Foreign Value

SA VCP Dynamic Allocation Portfolio

SA VCP Dynamic Strategy Portfolio

SA Wellington Capital Appreciation

SA WellsCap Aggressive Growth

C. Limited Equity	Minimum 0% Maximum 10%

SA American Funds VCP Managed Allocation

SA Columbia Technology

SA Fidelity Institutional AM® Real Estate

SA Franklin Small Company Value

SA Invesco Growth Opportunities

SA JPMorgan Emerging Markets

SA JPMorgan Mid-Cap Growth

Allocations

Variable Portfolios	Allocation 1	Allocation 2	Allocation 3
Invesco V.I. Comstock Fund, Series II Share	5.0%	5.0%	6.0%
Invesco V.I. Growth and Income Fund, Series II Share	6.0%	7.0%	8.0%
SA AB Growth	3.0%	4.0%	4.0%
SA AB Small & Mid Cap Value	1.0%	1.0%	1.0%
SA American Funds Global Growth	2.0%	3.0%	4.0%
SA American Funds Growth-Income	0.0%	0.0%	1.0%
SA DFA Ultra Short Bond	2.0%	1.0%	0.0%
SA Dogs of Wall Street	3.0%	3.0%	3.0%
SA Federated Corporate Bond	10.0%	8.0%	7.0%
SA Fidelity Institutional AM® Real Estate	0.0%	0.0%	0.0%
SA Franklin Small Company Value	0.0%	2.0%	2.0%
SA Goldman Sachs Global Bond	4.0%	4.0%	2.0%
SA Janus Focused Growth	0.0%	1.0%	1.0%
SA JPMorgan Emerging Markets	0.0%	1.0%	2.0%
SA JPMorgan Equity-Income	6.0%	7.0%	8.0%
SA JPMorgan MFS Core Bond	17.0%	13.0%	10.0%
SA Legg Mason BW Large Cap Value	4.0%	4.0%	4.0%
SA MFS Blue Chip Growth	2.0%	3.0%	4.0%

SA MFS Massachusetts Investors Trust	6.0%	6.0%	7.0%
SA Morgan Stanley International Equities	3.0%	3.0%	4.0%
SA Oppenheimer Main Street Large Cap	3.0%	4.0%	4.0%
SA PineBridge High-Yield Bond	4.0%	3.0%	2.0%
SA Templeton Foreign Value	3.0%	3.0%	3.0%
SA Wellington Capital Appreciation	3.0%	3.0%	4.0%
SA Wellington Government and Quality Bond	8.0%	8.0%	7.0%
SA Wellington Real Return	5.0%	3.0%	2.0%
Total	100%	100%	100%

Dated: April 18, 2019

Please keep this supplement with your prospectus.